Income Tax Provision (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (4,217,871)	$ (2,925,548)
Stock based compensation	2,154	1,036
Fair value of warrants	884,027
Total deferred tax assets	(3,331,690)	(2,924,511)
Valuation allowance	3,331,690	2,924,511
Net deferred tax asset